SHARE-BASED PAYMENTS	3 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the three-month periods ended March 31 in relation to all directors and employees of the Company.

	Three-month period
	2026	2025
Equity-settled share-based payment expense	1	—
Total share-based compensation expense	1	—
Umbrella Incentive Plan
In December 2025, the Remuneration Committee approved the Group's Umbrella Incentive Plan (“Umbrella Plan”). Following the
listing on Nasdaq this plan will help to establish a flexible, market-aligned framework designed to support retention, reward performance, and align with shareholder interests.
On January 27, 2026, certain operating company executives were granted long term incentive ("LTI") award of 439,980 equity-
settled common shares under the Umbrella Plan (assuming maximum achievement). These awards are subject to a market condition tied to an absolute share price target, applicable to the total number of shares granted with vesting scheduled for
December 31, 2027. The fair value of the awards with market performance condition was determined using the Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
The following table sets forth the principal assumptions applied by the Group in determining the fair value of the newly issued equity settled share-based payment instruments with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65
Long-term dividend yield (%)	0.00
Volatility of share price (%)	48.44
Share price (p)	$12.59
On February 10, 2026, certain board of directors were granted LTI award of 20,000 equity-settled common shares under the
Umbrella Plan. These awards vested immediately without any vesting conditions. Market price as of the grant date is considered as fair value of equity settled share-based payment.